Accrued Expenses and Other Current Liabilities	12 Months Ended
Apr. 30, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Accrued legal expense	¥44,424	¥—	$—
Wages and paid leave	42,196	45,612	335
Other	49,563	67,851	499

Total	¥136,183	¥113,463	$834